Air Traffic Liability - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Air traffic liability [abstract]
Advance ticket sales	R$ 1,408,272	R$ 1,099,978
TudoAzul program	685,982	572,474
Total	R$ 2,094,254	R$ 1,672,452